17. Borrowings and financing	12 Months Ended
Dec. 31, 2018
Borrowings And Financing
Borrowings and financing

Borrowings and financing outstanding balance	December 31, 2018			December 31, 2017
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Local currency
10th issue debentures	42,493	40,194	82,687	41,702	80,953	122,655
12th issue debentures	45,450	249,249	294,699	45,450	294,702	340,152
14th issue debentures	41,270	103,005	144,275	40,503	141,351	181,854
15th issue debentures	359,394	-	359,394	346,414	345,788	692,202
17th issue debentures	279,100	532,691	811,791	144,391	781,922	926,313
18th issue debentures	33,469	165,267	198,736	33,020	194,872	227,892
20th issue debentures	248,334	-	248,334	250,000	246,890	496,890
21th issue debentures	-	499,604	499,604	-	499,628	499,628
22th issue debentures	-	756,040	756,040	-	-	-
Brazilian Federal Savings Bank	75,223	1,266,592	1,341,815	78,487	1,154,599	1,233,086
Brazilian Development Bank - BNDES BAIXADA SANTISTA	16,899	-	16,899	16,782	16,782	33,564
Brazilian Development Bank - BNDES PAC	11,227	39,169	50,396	11,143	50,028	61,171
Brazilian Development Bank - BNDES PAC II 9751	4,364	18,811	23,175	4,334	22,991	27,325
Brazilian Development Bank - BNDES PAC II 9752	3,186	23,100	26,286	2,367	19,526	21,893
Brazilian Development Bank - BNDES ONDA LIMPA	23,632	123,875	147,507	23,469	146,461	169,930
Brazilian Development Bank - BNDES TIETÊ III	30,589	252,197	282,786	30,378	280,825	311,203
Brazilian Development Bank - BNDES 2015	31,615	490,729	522,344	10,050	397,922	407,972
Leases	19,077	549,589	568,666	17,573	544,044	561,617
Other	1,380	8,163	9,543	1,466	9,477	10,943
Interest and charges	98,410	-	98,410	101,855	-	101,855
Total in local currency	1,365,112	5,118,275	6,483,387	1,199,384	5,228,761	6,428,145
Borrowings and financing outstanding balance	December 31, 2018			December 31, 2017
Financial institution	Current	Noncurrent	Total	Current	Noncurrent	Total
Foreign currency
Inter-American Development Bank - BID 1212 – US$71,947 thousand (US$92,503 thousand in December 2017)	39,826	238,954	278,780	34,000	238,000	272,000
Inter-American Development Bank - BID 2202 – US$544,457 thousand (US$438,071 thousand in December 2017)	124,098	1,969,565	2,093,663	81,757	1,375,358	1,457,115
International Bank of Reconstruction and Development -BIRD – US$91,286 thousand (US$79,946 thousand in December 2017)	11,779	341,646	353,425	-	301,665	301,665
Deutsche Bank – US$75,000 (US$150,000 thousand in December 2017)	288,479	-	288,479	248,100	242,343	490,443
Eurobonds – US$350,000 thousand (US$350,000 thousand in December 2017)	-	1,354,532	1,354,532	-	1,155,331	1,155,331
JICA 15 – ¥12,676,730 thousand (¥13,829,160 thousand in December 2017)	40,646	406,462	447,108	33,881	372,696	406,577
JICA 18 – ¥11,397,760 thousand (¥12,433,920 thousand in December 2017)	36,545	365,230	401,775	30,463	334,849	365,312
JICA 17 – ¥1,826,957 thousand (¥1,534,959 thousand in December 2017)	11,835	51,786	63,621	2,507	41,835	44,342
JICA 19 – ¥31.561.726 thousand (¥29,777,232 thousand in December 2017)	64,028	1,047,081	1,111,109	-	873,383	873,383
BID 1983AB – US$58,462 thousand (US$82,404 thousand in December 2017)	68,554	155,653	224,207	79,201	189,990	269,191
Interest and charges	52,710	-	52,710	37,462	-	37,462
Total in foreign currency	738,500	5,930,909	6,669,409	547,371	5,125,450	5,672,821

Total borrowings and financing	2,103,612	11,049,184	13,152,796	1,746,755	10,354,211	12,100,966

Exchange rate as of December 31, 2018: US$3.8748; ¥0.03527 (as of December 31, 2017: US$3.3080; ¥0.02940).

As of December 31, 2018, the Company did not have balances of borrowings and financing, raised during the year, to mature within 12 months.

Local currency	Guarantees	Maturity	Annual interest rates	Inflation adjustment

10th issue debentures	Own funds	2020	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)	IPCA (Series 2)
12th issue debentures	Own funds	2025	TR + 9.5%
14th issue debentures	Own funds	2022	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)	IPCA (Series 2)
15th issue debentures	Own funds	2019	CDI + 0.99% (Series 1) and 6.2% (Series 2)	IPCA (Series 2)
17th issue debentures	Own funds	2023	CDI +0.75 (Series 1) and 4.5% (Series 2) and4.75% (Series 3)	IPCA (Series 2 and 3)
18th issue debentures	Own funds	2024	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)	IPCA (Series 2)
20th issue debentures	Own funds	2019	CDI + 3.80%
21th issue debentures	Own funds	2022	CDI + 0.60% e CDI+ 0.90%
22th issue debentures	Own funds	2025	CDI +0.58 (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)	IPCA (Series 3)
Brazilian Federal Savings Bank	Own funds	2019/2039	5% to 9.5%	TR
Brazilian Development Bank - BNDES BAIXADA SANTISTA	Own funds	2019	TJLP+2.5%
Brazilian Development Bank - BNDES PAC	Own funds	2023	TJLP+2.15%
Brazilian Development Bank - BNDES PAC II 9751	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES PAC II 9752	Own funds	2027	TJLP+1.72%
Brazilian Development Bank - BNDES ONDA LIMPA	Own funds	2025	TJLP+1.92%
Brazilian Development Bank - BNDES TIETÊ III	Own funds	2028	TJLP+1.66%
Brazilian Development Bank - BNDES 2015	Own funds	2035	TJLP+2.5%
Leases		2035	7.73% to 10.12%	IPC
Other	Own funds	2025	12% (Presidente Prudente) and TJLP + 1.5% (FINEP)	TR

Foreign currency	Guarantees	Maturity	Annual interest rates	Exchange rate changes

Inter-American Development Bank - BID 1212 - US$71,947 thousand	Government	2025	3.31% (*)	US$
Inter-American Development Bank - BID 2202 - US$544,457 thousand	Government	2035	3.42% (*)	US$
International Bank for Reconstruction and Development - BIRD US$91,286 thousand	Government	2034	2.85% (*)	US$
Deutsche Bank US$75,000 thousand	-	2019	4.50%(*)	US$
Eurobonds – US$350,000 thousand	-	2020	6.25%	US$
JICA 15 – ¥12,676,730 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 18 – ¥11,397,760 thousand	Government	2029	1.8% and 2.5%	Yen
JICA 17– ¥1,826,957 thousand	Government	2035	1.2% and 0.01%	Yen
JICA 19– ¥31,561,726 thousand	Government	2037	1.7% and 0.01%	Yen
BID 1983AB – US$58,462 thousand	-	2023	2.08% to 2.38% (*)	US$

(*)Rates comprising LIBOR + contractually defined spread.

(i) Payment schedule – accounting balances as of December 31, 2018

	2019	2020	2021	2022	2023	2024	2025 to 2039	TOTAL
LOCAL CURRENCY
Debentures	1,049,510	589,190	479,995	559,184	362,555	204,832	150,294	3,395,560
Brazilian Federal Savings Bank	75,223	78,072	82,169	86,589	79,037	77,369	863,356	1,341,815
BNDES	121,512	103,260	102,809	102,809	97,069	91,581	450,353	1,069,393
Leasing	19,077	36,903	38,700	40,654	43,416	45,153	344,763	568,666
Other	1,380	1,380	1,380	1,380	1,380	1,380	1,263	9,543
Interest and charges	98,410	-	-	-	-	-	-	98,410
TOTAL IN LOCAL CURRENCY	1,365,112	808,805	705,053	790,616	583,457	420,315	1,810,029	6,483,387
FOREIGN CURRENCY
BID	163,923	163,923	163,923	163,923	163,923	163,923	1,388,905	2,372,443
BIRD	11,779	23,557	23,557	23,557	23,557	23,557	223,861	353,425
Deutsche Bank	288,479	-	-	-	-	-	-	288,479
Eurobonds	-	1,354,532	-	-	-	-	-	1,354,532
JICA	153,055	140,431	140,431	140,431	140,431	140,431	1,168,403	2,023,613
BID 1983AB	68,554	67,786	29,806	29,806	28,255	-	-	224,207
Interest and charges	52,710	-	-	-	-	-	-	52,710
TOTAL IN FOREIGN CURRENCY	738,500	1,750,229	357,717	357,717	356,166	327,911	2,781,169	6,669,409
Overall Total	2,103,612	2,559,034	1,062,770	1,148,333	939,623	748,226	4,591,198	13,152,796

(ii)   Changes

	December 31, 2017	Funding	Borrowings costs	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees - Capitalized (*)	Borrowings costs - expenses	December 31, 2018

LOCAL CURRENCY
Debentures	3,576,842	750,000	(3,021)	62,676	-	(259,175)	(905,080)	226,810	34,409	3,400	3,486,861
Brazilian Federal Savings Bank	1,236,674	194,244	-	-	-	(102,772)	(85,515)	75,668	27,385	-	1,345,684
BNDES	1,042,036	131,000	-	3,438	4,001	(90,397)	(102,314)	28,909	55,725	207	1,072,605
Leasing	561,616	-	-	-	6,366	(38,196)	(17,427)	40,290	16,017	-	568,666
Other	10,977	-	-	69	-	(772)	(1,470)	763	4	-	9,571
TOTAL IN LOCAL CURRENCY	6,428,145	1,075,244	(3,021)	66,183	10,367	(491,312)	(1,111,806)	372,440	133,540	3,607	6,483,387

FOREIGN CURRENCY
BID	1,743,257	484,690	(2,365)	237,433	53,208	(55,391)	(130,520)	26,910	41,878	885	2,399,985
BIRD	303,278	-	-	48,279	3,462	(7,607)	-	6,945	2,044	19	356,420
Deutsche Bank	496,726	-	-	62,918	-	(35,207)	(268,508)	28,862	4,454	3,627	292,872
Eurobonds	1,158,642	-	-	198,380	-	(97,952)	-	85,072	13,448	822	1,358,412
JICA	1,700,448	80,196	(191)	329,638	6,787	(33,519)	(82,608)	33,992	1,209	176	2,036,128
BID 1983AB	270,470	-	-	39,241	-	(11,060)	(85,306)	9,681	1,488	1,078	225,592
TOTAL IN FOREIGN CURRENCY	5,672,821	564,886	(2,556)	915,889	63,457	(240,736)	(566,942)	191,462	64,521	6,607	6,669,409
Overall Total	12,100,966	1,640,130	(5,577)	982,072	73,824	(732,048)	(1,678,748)	563,902	198,061	10,214	13,152,796

(*) amount related to accrued interest which as part of the contract asset.

	December 31, 2016	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees - Capitalized (*)	Borrowings costs - expenses	December 31, 2017

LOCAL CURRENCY
Debentures	3,641,912	500,000	(1,157)	-	51,768	-	(301,493)	(597,794)	176,780	103,215	3,611	3,576,842
Brazilian Federal Savings Bank	1,150,691	144,654	-	-	5,495	1,415	(95,854)	(65,836)	78,283	17,826	-	1,236,674
BNDES	946,984	171,153	-	-	5,405	2,512	(78,466)	(87,993)	33,938	48,294	209	1,042,036
Leasing	552,516	-	-	24,693	-	-	-	(15,593)	-	-	-	561,616
Other	11,677	-	-	-	116	-	(876)	(750)	779	31	-	10,977
TOTAL IN LOCAL CURRENCY	6,303,780	815,807	(1,157)	24,693	62,784	3,927	(476,689)	(767,966)	289,780	169,366	3,820	6,428,145

FOREIGN CURRENCY
BID	1,811,664	96,889	(2,497)	-	(15,193)	40,228	(38,654)	(189,280)	22,547	16,803	750	1,743,257
BIRD	261,337	35,710	-	-	2,874	2,837	(4,049)	-	3,662	888	19	303,278
Deutsche Bank	485,090	-	(720)	-	7,335	-	(31,774)	-	21,286	11,925	3,584	496,726
Eurobonds	1,141,469	-	-	-	17,115	-	(85,338)	-	55,046	29,529	821	1,158,642
JICA	1,617,215	63,909	(287)	-	82,563	2,525	(28,652)	(65,702)	27,602	1,115	160	1,700,448
BID 1983AB	343,588	-	(82)	-	1,609	-	(10,931)	(75,610)	6,858	3,715	1,323	270,470
TOTAL IN FOREIGN CURRENCY	5,660,363	196,508	(3,586)	-	96,303	45,590	(199,398)	(330,592)	137,001	63,975	6,657	5,672,821
Overall Total	11,964,143	1,012,315	(4,743)	24,693	159,087	49,517	(676,087)	(1,098,558)	426,781	233,341	10,477	12,100,966

(*) amount related to accrued interest which as part of the contract asset.

	December 31, 2015	Funding	Borrowings costs	Lease	Monetary variation and exchange rate changes	Inflation adjustment / update incorporated interest - Capitalized	Interest and fees paid	Amortization	Accrued interest	Interest and fees - Capitalized (*)	Borrowings costs - expenses	December 31, 2016

LOCAL CURRENCY
Debentures	4,203,127	-	(1,241)	-	105,385	-	(375,027)	(663,468)	214,245	154,814	4,077	3,641,912
Brazilian Federal Savings Bank	1,067,464	113,310	-	-	15,619	6,405	(89,896)	(52,315)	63,813	26,291	-	1,150,691
BNDES	696,329	313,072	(2,242)	-	-	-	(55,806)	(76,469)	38,172	33,768	160	946,984
Leasing	534,894	-		32,111	-	-	-	(14,489)	-	-	-	552,516
Other	1,962	10,014	-	-	31	-	(905)	(655)	1,149	81	-	11,677
TOTAL IN LOCAL CURRENCY	6,503,776	436,396	(3,483)	32,111	121,035	6,405	(521,634)	(807,396)	317,379	214,954	4,237	6,303,780

FOREIGN CURRENCY
BID	2,194,353	113,543	(3,819)	-	(396,817)	37,412	(42,429)	(133,063)	21,792	20,100	592	1,811,664
BIRD	238,940	59,983	-	-	(40,213)	1,971	(1,876)	-	1,916	597	19	261,337
Deutsche Bank	-	469,020	(9,167)	-	19,845	-	-	-	2,042	2,804	546	485,090
Eurobonds	1,922,256	-	-	-	(334,915)	-	(128,283)	(437,752)	69,002	50,239	922	1,141,469
JICA	1,756,969	188,755	(468)	-	(259,455)	5,771	(33,799)	(73,854)	30,791	2,362	143	1,617,215
BID 1983AB	505,306	-	(236)	-	(78,910)	-	(11,923)	(83,247)	6,548	4,772	1,278	343,588
TOTAL IN FOREIGN CURRENCY	6,617,824	831,301	(13,690)	-	(1,090,465)	45,154	(218,310)	(727,916)	132,091	80,874	3,500	5,660,363
Overall Total	13,121,600	1,267,697	(17,173)	32,111	(969,430)	51,559	(739,944)	(1,535,312)	449,470	295,828	7,737	11,964,143

(*) amount related to accrued interest which as part of the contract asset.

(a)         Debentures

Balance as of December 31, 2018 is stated net of borrowings costs in the amount of R$5,590 (R$6,223 as of December 31, 2017), which will be amortized during the same maturity period of each contract.

(i)        Main events

Amortizations

	Amount	Maturity	Interest rates
17th issue - series 1	R$ 144,391	January 15, 2018	CDI
17th issue - series 2	R$ 348,434	February 15, 2018	IPCA
20th issue	R$ 250,000	December 20, 2018	CDI
10th issue	R$ 42,438	2018 (*)	TJLP/IPCA
12th issue	R$ 45,450	2018 (*)	TR
14th issue	R$ 40,726	2018 (*)	TJLP/IPCA
18th issue	R$ 33,641	2018 (*)	TJLP/IPCA

(*) Amounts paid during the year.

Funding

As of February 19, 2018, the Company held the 22nd issue of unsecured debentures, not convertible into shares, totaling R$ 750 million, in up to three series, for public distribution, with restricted placement efforts, pursuant to CVM Instruction 476/09, distributed as follows:

	Amount	Maturity	Remuneration
Series 1 Series 2 Series 3	R$ 100,000 R$ 400,000 R$ 250,000	3 years 5 years 7 years	CDI + 0.58% p.a. CDI + 0.90% p.a. IPCA + 6.00% p.a.

The proceeds from the debenture issue a allocated to refinance financial commitments and recompose the Company’s cash.

(ii)      Covenants

For the outstanding contracts, the Company has the following restrictive clauses “covenants”:

Applicable to the 10th issue, 14th issue and 18th issue:

Financial covenants applicable to the 10th, 14th and 18th issues and the financing agreements entered into with the BNDES, except for agreement no. 08.2.0169.1 (PAC):

The financing agreements entered into with the BNDES specify two ranges in which the Company needs to maintain its Adjusted EBITDA / Adjusted Financial Expenses, Adjusted Net Debt / Adjusted EBITDA, and Other Onerous Debt / Adjusted EBITDA ratios.

These agreements also specify a guarantee mechanism in which the Company needs to ensure that a portion of the monthly receivables amount is daily recorded in a fiduciary account linked to the BNDES. In this process, every day, after the BNDES notifies the depositary bank that the Company is not in default, this portion of the monthly receivables amount is transferred to a Company current account.

The renegotiated/amended covenants are:

A.   Maintenance of the following ratios, quarterly calculated and related to accrued amounts over the last 12 months, upon the disclosure of reviewed interim financial statements or audited annual financial statements entails the need to record R$225.9 million per month in a fiduciary account linked to the BNDES:

·       Adjusted EBITDA / Adjusted financial expenses equal to or higher than 3.50;

·       Adjusted net debt / Adjusted EBITDA equal to or lower than 3.00;

·       Other onerous debt (*) / Adjusted EBITDA equal to or lower than 1.00.

(*)“Other Onerous Debts” correspond to the sum of social security liabilities, health care plan, installment payment of tax debts and installment payment of debts with the Electricity supplier.

B.   In case of failure to comply with one or more ratios specified in item A, in two or more quarters, consecutive or not, within twelve months, the Company will be failing to comply with the first range of ratios and the portion of the monthly receivables to be recorded in a fiduciary account linked to the BNDES will be automatically increased by 20%, if the ratios are maintained in the following range:

·       Adjusted EBITDA / Adjusted financial expenses lower than 3.50 and equal to or higher than 2.80;

·       Adjusted net debt / adjusted EBITDA equal to or lower than 3.80 and higher than 3.00;

·       Other onerous debt / Adjusted EBITDA equal to or lower than 1.30 and higher than 1.00.

C.    The failure to achieve one or more than one ratio stipulated in item B, and/or the Company does not comply with the automatic reinforcement of guarantee under the terms of item B, the Company will be failing to comply with the covenant terms and the BNDES may, at its sole discretion:

·       require the creation of additional guarantees, not below 30 days, within term to be defined by it through notice;

·       suspend the release of funds; and/or

·       declare the early maturity of the financing agreements.

As of December 31, 2018, the amount of R$242.9 million was guaranteed for the agreements above (excluding the guarantee of agreement no 08.2.0169.1).

Financial covenants applicable to financing agreement no. 08.2.0169.1 entered into with the BNDES:

·       Adjusted EBITDA / adjusted net operating revenue: equal to or higher than 38%;

·       Adjusted EBITDA /adjusted financial expenses: equal to or higher than 2.35;

·       Adjusted net debt / adjusted EBITDA: equal to or lower than 3.20.

The BNDES will annually verify if the ratios have been complied with by analyzing the annual audited financial statements, which must be presented to the BNDES or published by April 30 of the subsequent year referring to the financial statements.  If the Company complies, cumulatively, with the ratios above, the BNDES will reduce the interest stipulated in the agreement from 2.15% p.a. to 1.82% p.a., from June 16 of the year when the analysis is carried out to June 15 of the subsequent year.

The agreements also have a cross default clause, e.g., the early maturity of any of the Company’s debts, the amount of which may anyhow compromise the settlement of its obligations provided for in the Indenture deed shall imply the early maturity of such agreement.

Applicable to the 12th issue:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Adjusted current ratio (current assets divided by current liabilities, excluding from current liabilities the current portion of noncurrent debts incurred by the Company that are recorded in current liabilities) higher than 1.0;

- EBITDA to paid financial expenses ratio equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the contract’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%).  The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer; and

Noncompliance with these obligations only will be characterized when verified in its interim financial statements, during at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period.

In case of noncompliance with the covenants, the trustee should call an extraordinary debenture holders' meeting within 48 hours from the acknowledgement of the noncompliance to resolve on the declaration of early maturity of the debentures.

This issue has an early maturity clause, in case there is a downgrade, by more than two levels, of the “brAA-” risk rating in national scale originally attributed to this issue’s Debentures by the Rating Agency, always taking into consideration the Standard & Poor’s rating table. As of December 31, 2018, SABESP’s rate was “brAAA”.

The agreement also has a cross default clause, i.e. the early maturity of any of the Company’s debts, equal to or exceeding R$50 million, adjusted by IPCA variation as of the issue date, due to contractual default, the amount of which may anyhow compromise the settlement of the Company’s monetary obligations arising from the Issue, shall imply the early maturity of this agreement.

Applicable to the 15th issue, 17th issue and 20th issues:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Adjusted total Debt/EBITDA: lower than or equal to 3.65;

- EBITDA/ paid financial expenses: equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the contract’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%).  The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer; and

Non-compliance with the covenant clauses, during, at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period shall result in the early maturity of the agreement.

The agreements have a cross acceleration clause, i.e., the early maturity of any of the Company’s debts, equal to or exceeding R$90 million (for the 20th issue, amount equal to or exceeding R$120 million), adjusted by IPCA variation as of the issue date, due to contractual default, the amount of which may compromise the settlement of the Company’s monetary obligations arising from the Issue, will result in the early maturity of these agreements.

Applicable to 21st and 22st issues:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- Net debt/ EBITDA:  lower than or equal to 3.65;

- EBITDA/ paid financial expenses: equal to or higher than 1.5;

- Disposal of operating assets, extinguishment of license, loss of concession or loss of Issuer’s capacity to execute and operate the basic sanitation public utilities in areas of the State of São Paulo territory, which considered individually or jointly during the deed’s effectiveness, result in a reduction of net sales revenue and/or services revenue of the Issuer exceeding twenty-five percent (25%).  The limit established above will be calculated quarterly, taking into account the Issuer’s operating income for the twelve (12) months preceding the end of each quarter and applying the financial information disclosed by the Issuer.

Non-compliance with the covenant clauses, during, at least, two consecutive quarters, or also two nonconsecutive quarters within a twelve-month period shall result in the early maturity of the agreement.

The agreement have a cross acceleration clause, i.e., the early maturity of any of the Company’s debts, equal to or exceeding R$145 million, adjusted by IPCA variation as of the issue date, result in an event of default that result in the early maturity of these agreements.

(b)      Brazilian Federal Savings Bank - CEF

(i)        Main events

Funding totaled R$194,244 in 2018, mainly related to the agreements in progress of the Growth Acceleration Program (PAC).

In 2018, amortizations totaled R$85,515.

The guarantee for financing agreements entered into with the Brazilian Federal Savings Bank is the recognition of a portion of tariffs in an account for this purpose with the Brazilian Federal Savings Bank, which should maintain a flow equal to or at least three times the amount of the monthly charges, during the grace period, based on interest, the management fee and the credit risk rate and, during the amortization phase, based on the principal, interest, the management fee and the credit risk rate. Additionally, the Company maintains a reserve account, linked to financing agreements, in the Brazilian Federal Savings Bank, which is maintained during the entire term the agreements, where an amount is accrued equivalent to a monthly charge, composed of, during the grace period, interest, the management fee and the credit risk rate and, during the amortization phase, of the principal, interest, the management fee and the credit risk rate.

(ii)      Sanitation to All Program of the Brazilian Federal Savings Bank (CEF)

On December 28, 2018, SABESP entered into seven financing agreements (twenty-one sub-credits) with the Brazilian Federal Savings Bank, totaling R$ 652.2 million. The agreements were selected by the Ministry of Cities – City Progress / Sanitation to All Programs. The funds came from the Guarantee Fund for Length of Service - FGTS and will allocated  to sanitation services.

Covenants

The agreements have a cross default clause, i.e., the early maturity of any of the Company’s debts, due to contractual default, the occurrence of which may anyhow compromise the settlement of its monetary obligations deriving from these contracts shall imply the early maturity.

The agreement has the following covenants:

Calculated every quarter upon the disclosure of interim financial information based on information included in the financial statements for the last twelve (12) months:

Restrict the funding of new debt so that:

·  Adjusted EBITDA/ adjusted financial expenses equal to or higher than 2.80;

·  Adjusted net debt/adjusted EBITDA: equal to or higher than 3.80;

·  Other onerous debt(*) / adjusted EBITDA lower than or equal to 1.30

(*) “Other Onerous Debts” correspond to the sum of social security liabilities, health care plan, installment payment of tax debts and installment payment of debts with the electricity supplier.

(c) BNDES

Balance as of December 31, 2018 is stated net of borrowings costs in the amount of R$2,584 (R$2,793 on December 31, 2017), which will be amortized during the same maturity period of each contract.

(i)        Main events

In 2018, funding from current contracts totaled R$131,000, mainly referring to the BNDES 2015 agreement, in the amount of R$124,000 and BNDES PAC II 9752, in the amount of R$ 7,000.

In 2018, amortizations totaled R$102,314.

Loans are collateralized by part of revenues from the provision of water and sewage services, up to the total amount of the outstanding balance.

(ii)      Covenants

The agreements entered into with the BNDES have standardized financial covenants, as described in item (a), (ii), covenants applicable to the 10th issue, 14th  issue and 18th  issue, of this Note.

(d)      Leasing

The Company has lease agreements signed as Assets Lease.  During the construction period, works are capitalized to intangible assets in progress and the lease amount is recorded at the same proportion.  Works are estimated to be concluded in 2019.

After startup, the lease payment period starts (240 monthly installments), whose amount is periodically restated by contracted price index.

(e)      Eurobonds

Balance as of December 31, 2018 is net of borrowing costs in the amount of R$1,648 (R$2,470 as of December 31, 2017), which will be amortized during the same maturity period of the contract.

(i)    Covenants

The contract has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

Restrict the funding of new debts so that:

-   Adjusted total debt to EBITDA does not exceed 3.65;

-   The Company's debt service coverage ratio, determined at the end of each quarter, shall not be  lower than 2.35.

Non-compliance with covenants will accelerate the maturity of the agreement.

The agreement has a cross default clause, i.e., the early maturity of any indebtedness in view of the Company’s loans or any of its Subsidiaries (*) with a total principal amount of US$ 25,000,000.00 or more (or its corresponding amount in other currencies) shall imply this agreement’s early maturity.

(*) As per agreement, subsidiary is: “the company, partnership or another entity from which over 50% of its voting shares are directly or indirectly owned or controlled by any Person or one or other Person’s Subsidiaries, or their combination”.

(f)      Deutsche Bank US$150 million

Balance as of December 31, 2018 is net of borrowing costs in the amount of R$2,131 (R$5,757 as of December 31, 2017), which will be amortized during the maturity period of the contract.

In 2018, amortizations totaled R$ 268,508.

(i)    Covenants

The agreement has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

-   Total debt/adjusted EBITDA: lower than 3.65;

-   Company's debt service coverage ratio, determined at the end of each quarter, shall not be lower than 2.35.

Non-compliance with covenants for two quarters, consecutive or not, will accelerate the maturity of the agreement.

The agreement has a “cross acceleration” clause, i.e., in the early maturity of any debt of the Company or any of its subsidiaries, with a total principal or aggregate amount equal to or higher than R$120 million (or its equivalent in another currency), contracted pursuant to the Brazilian law, or with a total principal or aggregate amount equal to or higher than US$50 million (or its equivalent in another currency), in the case of debts governed by the laws of any other jurisdiction other than Brazil, will result in the early maturity of the agreement.

(*) Pursuant to the agreement, a subsidiary means any partnership, corporation, company, association or commercial entity in which SABESP or one or more of its subsidiaries directly or indirectly hold more than 50% of the outstanding common shares with voting rights of its respective capital stock.

(g)      Inter-American Development Bank (BID)

Balance as of December 31, 2018 is net of borrowing costs amounting to R$15,999 (R$14,517 as of December 31, 2017), which will be amortized during the same maturity period of the agreement.

(i)        Main events

In 2018, funding referring to BID 2202 agreement totaled R$ 484,690 and amortizations totaled R$ 130,520.

(ii)      Guarantees

Loans obtained from multilateral agencies and from Government Agencies, such as the BID, BIRD and JICA, are guaranteed by the Federal Government, with a counter-guarantee of the São Paulo State government.

(iii)   Covenants

For the outstanding contracts, the Company has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

-   Loan agreement 1,212 - Tariffs must: (a) produce revenues sufficient to cover the system's operating expenses, including administrative, operating, maintenance, and depreciation expenses; (b) provide a return on property, plant, and equipment no less than 7%; and (c) during project execution, the balances of current loans must not exceed 8.5% of total equity.

These agreements have an early maturity clause, i.e., in the early maturity will occur in the event the Company’s fail failure to comply with any obligation therewith or any agreements signed with the Bank related to Project finance.

(h)      Japan International Cooperation Agency - JICA

(i)        Relevant funding

Balance as of December 31, 2018 is stated net of borrowing costs amounting to R$3,113 (R$3,100 as of December 31, 2017), which will be amortized during the same maturity period of the contract.

(ii)      Main events

In 2018, the Company raised R$80,196, referring to BZ-P19 (JICA 19) e BZ-P17 (JICA 17) agreements.

In 2018, amortizations totaled R$82,608 referring to JICA BZ-15, JICA BZ-17 and JICA BZ-18 agreements.

For the guarantees assigned, see item g (ii) of this note.

(i)       AB Loan (IADB 1983AB)

The balance stated as of December 31, 2018 is net of borrowing costs amounting to R$2,322 (R$3,400 as of December 31, 2017), which will be amortized during the same maturity period of the contract.

(i)        Main events

In 2018, amortization totaled R$85,306.

(ii)      Covenants

The Company has the following restrictive clauses “covenants”:

Calculated every quarter upon the disclosure of interim or annual financial statements:

- The Company’s ratio of debt service coverage, determined on a consolidated basis, must be higher than or equal to 2.35; and

- Total adjusted debt over adjusted EBITDA, determined on a consolidated basis, must be lower than 3.65.

The agreement has an early maturity clause, i.e., in the event of default, the BID may order the early maturity of the loan or part of it.

The agreement also has a “cross default” clause, i.e., in the event of default of any other Company debt with the BID or with third parties (in this case, higher than US$25 million), the BID may order the early maturity of the loan.

(j)       International Bank for Reconstruction and Development - IBRD

Balance as of December 31, 2018 is stated net of borrowing costs amounting to R$290 (R$310 as of December 31, 2017), which will be amortized during the same maturity period of the contract.

For the guarantees assigned, see item g (ii) of this Note.

(k)      Covenants

As of December 31, 2018 and 2017, the Company had met the requirements set forth by its borrowings and financing agreements.

(l) Exchange rate changes

In 2018, the US dollar appreciated 17.1%, from R$ 3.3080 on December 31, 2017 to R$ 3.8748 on December 31, 2018, increasing debt in US dollars by R$ 675,145, and the yen appreciated 20.0%, from R$ 0.02940 on December 31, 2017 to R$ 0.035270 on December 31, 2018, increasing debt in yen by R$ 337,309.

(m)    Borrowings and financing – Credit Limits

Agent	December 31, 2018
(in millions of reais (*))
Brazilian Federal Savings Bank	1,908
Brazilian Development Bank – BNDES	1,455
Japan International Cooperation Agency – JICA	208
Other	38
TOTAL	3,609

(*) Brazilian Central Bank’s exchange rate as of December 30, 2018 ( ¥1.00 = R$0.03527).

SABESP in order to comply with its Capex plan relies on a fund-raising plan.

Financing resources contracted have specific purposes, which have been released for the execution of their respective investments, according to the progress of the works.